UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2017

Item 1. Schedule of Investments.

Schedule of investments
Delaware Strategic Income Fund	April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 4.50%
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	32,701	$38,782
Fannie Mae Interest Strip
Series 35 2 12.00% 7/25/18	2,306	2,402
Series 419 C3 3.00% 11/25/43 ∑	74,532	13,772
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.135% 2/25/42 ●	42,260	48,099
Fannie Mae REMICs
Series 1988-15 A 9.00% 6/25/18	32	33
Series 1996-46 ZA 7.50% 11/25/26	29,773	34,550
Series 2002-83 GH 5.00% 12/25/17	10,392	10,454
Series 2005-70 PA 5.50% 8/25/35	7,899	8,948
Series 2008-15 SB 5.609% 8/25/36 ∑●	21,938	4,251
Series 2010-129 SM 5.009% 11/25/40 ∑●	139,703	22,674
Series 2012-122 SD 5.109% 11/25/42 ∑●	265,275	53,951
Series 2013-7 EI 3.00% 10/25/40 ∑	112,464	14,733
Series 2013-26 ID 3.00% 4/25/33 ∑	196,742	27,452
Series 2013-38 AI 3.00% 4/25/33 ∑	186,240	25,630
Series 2013-43 IX 4.00% 5/25/43 ∑	571,667	132,130
Series 2013-44 DI 3.00% 5/25/33 ∑	590,310	93,494
Series 2013-45 PI 3.00% 5/25/33 ∑	63,208	8,807
Series 2013-55 AI 3.00% 6/25/33 ∑	237,942	33,729
Series 2013-103 SK 4.929% 10/25/43 ∑●	214,375	50,045
Series 2014-64 IT 3.50% 6/25/41 ∑	51,521	5,333
Series 2014-68 BS 5.159% 11/25/44 ∑●	197,374	41,346
Series 2014-90 SA 5.159% 1/25/45 ∑●	546,118	107,964
Series 2015-27 SA 5.459% 5/25/45 ∑●	73,936	14,865
Series 2015-44 Z 3.00% 9/25/43	201,785	196,939
Series 2015-89 AZ 3.50% 12/25/45	19,964	19,854
Series 2015-95 SH 5.009% 1/25/46 ∑●	188,572	44,388
Series 2016-33 DI 3.50% 6/25/36 ∑	289,020	44,324
Series 2016-40 ZC 3.00% 7/25/46	37,935	35,101
Series 2016-50 IB 3.00% 2/25/46 ∑	96,122	13,862
Series 2016-55 SK 5.009% 8/25/46 ∑●	154,270	39,217
Series 2016-62 SA 5.009% 9/25/46 ∑●	301,351	72,409
Series 2016-74 GS 5.009% 10/25/46 ∑●	96,638	24,646
Series 2016-79 JS 5.059% 11/25/46 ∑●	195,976	43,788
Series 2016-83 PI 3.50% 7/25/45 ∑	95,772	15,439
Series 2016-99 DI 3.50% 1/25/46 ∑	98,440	16,322
Series 2017-8 BZ 3.00% 2/25/47	125,940	115,752
Series 2017-8 SG 5.009% 2/25/47 ∑●	223,584	50,872
Series 2017-12 JI 3.50% 5/25/40 ∑	97,837	13,422
Series 2017-16 SM 5.059% 3/25/47 ∑●	270,248	59,986

NQ-023 [4/17] 6/17 (170304)     1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-25 GS 5.709% 4/25/47 ∑●	294,804	$55,317
Freddie Mac REMICs
Series 3656 PM 5.00% 4/15/40	116,875	128,652
Series 3939 EI 3.00% 3/15/26 ∑	127,196	8,251
Series 4050 EI 4.00% 2/15/39 ∑	170,304	18,184
Series 4109 AI 3.00% 7/15/31 ∑	371,105	40,500
Series 4120 IK 3.00% 10/15/32 ∑	296,790	41,442
Series 4146 IA 3.50% 12/15/32 ∑	156,232	24,357
Series 4159 KS 5.156% 1/15/43 ∑●	139,737	32,626
Series 4181 DI 2.50% 3/15/33 ∑	99,153	12,069
Series 4184 GS 5.126% 3/15/43 ∑●	158,905	36,766
Series 4185 LI 3.00% 3/15/33 ∑	145,866	20,417
Series 4191 CI 3.00% 4/15/33 ∑	65,294	9,152
Series 4435 DY 3.00% 2/15/35	162,000	162,374
Series 4494 SA 5.186% 7/15/45 ∑●	78,258	17,087
Series 4543 HI 3.00% 4/15/44 ∑	84,695	13,480
Series 4581 LI 3.00% 5/15/36 ∑	85,044	11,739
Series 4594 SG 5.006% 6/15/46 ∑●	425,150	104,392
Series 4614 HB 2.50% 9/15/46	77,000	69,781
Series 4623 LZ 2.50% 10/15/46	65,817	57,224
Series 4623 MW 2.50% 10/15/46	75,000	68,987
Series 4625 BI 3.50% 6/15/46 ∑	273,349	58,575
Series 4625 PZ 3.00% 6/15/46	30,453	28,724
Series 4631 GS 5.006% 11/15/46 ∑●	345,865	76,681
Series 4636 NZ 3.00% 12/15/46	84,843	80,088
Series 4648 MZ 3.00% 6/15/46	15,113	14,394
Series 4648 ND 3.00% 9/15/46	10,000	9,672
Series 4650 JE 3.00% 7/15/46	12,000	11,564
Series 4655 WI 3.50% 8/15/43 ∑	98,979	15,262
Series 4657 NW 3.00% 4/15/45	16,000	15,969
Series 4657 PS 5.006% 2/15/47 ∑●	197,791	44,727
Freddie Mac Strips
Series 267 S5 5.006% 8/15/42 ∑●	206,272	43,538
Series 299 S1 5.006% 1/15/43 ∑●	155,627	31,101
Series 319 S2 5.006% 11/15/43 ∑●	73,442	16,877
Series 326 S2 4.956% 3/15/44 ∑●	105,777	21,932
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 4.241% 7/25/29 ●	250,000	254,997
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ⧫	17,798	20,811
GNMA
Series 2012-136 MX 2.00% 11/20/42	30,000	27,524

2     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2013-113 AZ 3.00% 8/20/43	207,599	$199,927
Series 2013-113 LY 3.00% 5/20/43	22,000	21,926
Series 2015-64 GZ 2.00% 5/20/45	81,045	67,060
Series 2015-74 CI 3.00% 10/16/39 ∑	154,446	19,297
Series 2015-133 AL 3.00% 5/20/45	214,000	208,484
Series 2015-142 AI 4.00% 2/20/44 ∑	66,595	8,674
Series 2016-108 SK 5.057% 8/20/46 ∑●	213,597	51,034
Series 2016-111 PB 2.50% 8/20/46	74,000	67,523
Series 2016-116 GI 3.50% 11/20/44 ∑	266,240	45,013
Series 2016-118 DI 3.50% 3/20/43 ∑	298,481	45,591
Series 2016-120 AS 5.107% 9/20/46 ∑●	230,310	60,313
Series 2016-120 NS 5.107% 9/20/46 ∑●	304,600	76,732
Series 2016-121 JS 5.107% 9/20/46 ∑●	215,551	51,350
Series 2016-134 MW 3.00% 10/20/46	12,000	12,084
Series 2016-147 ST 5.057% 10/20/46 ∑●	132,858	30,798
Series 2016-149 GI 4.00% 11/20/46 ∑	98,363	21,047
Series 2016-156 PB 2.00% 11/20/46	46,000	37,648
Series 2016-160 GI 3.50% 11/20/46 ∑	181,885	42,959
Series 2016-163 XI 3.00% 10/20/46 ∑	212,927	27,518
Series 2016-171 IP 3.00% 3/20/46 ∑	162,018	25,679
Series 2017-4 BW 3.00% 1/20/47	12,000	11,440
Series 2017-10 IB 4.00% 1/20/47 ∑	172,263	40,208
Series 2017-10 KZ 3.00% 1/20/47	15,075	13,816
Total Agency Collateralized Mortgage Obligations (cost $4,743,379)		4,491,119

Agency Commercial Mortgage-Backed Securities – 2.31%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K013 A2 3.974% 1/25/21 ⧫●	100,000	106,918
Series K031 A2 3.30% 4/25/23 ⧫●	320,000	336,070
Series K037 A2 3.49% 1/25/24 ⧫	165,000	175,829
Series K719 A1 2.53% 12/25/21 ⧫	57,277	58,397
Series K725 A2 3.002% 1/25/24 ⧫	115,000	118,511
Series KS03 A4 3.161% 5/25/25 ⧫●	110,000	111,908
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.685% 4/25/20 #●	95,000	103,044
Series 2011-K10 B 144A 4.79% 11/25/49 #●	110,000	116,875
Series 2011-K12 B 144A 4.492% 1/25/46 #●	80,000	85,010
Series 2011-K14 B 144A 5.341% 2/25/47 #●	50,000	54,811
Series 2011-K15 B 144A 5.116% 8/25/44 #●	75,000	81,843
Series 2011-K704 B 144A 4.69% 10/25/30 #●	80,000	82,213
Series 2012-K18 B 144A 4.40% 1/25/45 #●	55,000	58,458

NQ-023 [4/17] 6/17 (170304)     3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K22 B 144A 3.811% 8/25/45 #●	190,000	$196,788
Series 2012-K23 B 144A 3.781% 10/25/45 #●	100,000	103,368
Series 2012-K708 B 144A 3.883% 2/25/45 #●	110,000	112,447
Series 2013-K32 B 144A 3.651% 10/25/46 #●	75,000	76,645
Series 2013-K33 B 144A 3.617% 8/25/46 #●	120,000	122,343
Series 2013-K712 B 144A 3.48% 5/25/45 #●	60,000	61,300
Series 2013-K713 B 144A 3.274% 4/25/46 #●	35,000	35,707
Series 2013-K713 C 144A 3.274% 4/25/46 #●	105,000	105,717
Total Agency Commercial Mortgage-Backed Securities (cost $2,318,985)		2,304,202

Agency Mortgage-Backed Securities – 2.10%
Fannie Mae
10.50% 6/1/30	9,799	9,971
Fannie Mae S.F. 30 yr
4.50% 9/1/39	16,623	18,054
4.50% 8/1/40	17,867	19,368
4.50% 10/1/44	12,790	13,907
4.50% 3/1/46	21,787	23,646
5.50% 11/1/34	3,416	3,830
5.50% 8/1/37	16,406	18,397
5.50% 6/1/39	46,656	52,354
5.50% 7/1/40	41,181	46,138
5.50% 9/1/41	60,786	69,089
6.00% 6/1/36	3,265	3,709
6.00% 9/1/36	19,942	23,143
6.00% 12/1/36	3,324	3,790
6.00% 6/1/37	1,851	2,113
6.00% 7/1/37	127,335	145,870
6.00% 8/1/37	94,385	107,986
6.00% 5/1/38	18,061	20,473
6.00% 9/1/38	140,382	159,329
6.00% 9/1/39	95,013	107,628
6.00% 10/1/39	158,202	181,643
6.00% 3/1/40	15,118	17,125
6.00% 4/1/40	25,198	28,550
6.00% 11/1/40	5,288	6,073
6.00% 5/1/41	36,086	40,877
6.00% 7/1/41	54,498	62,609
6.50% 5/1/40	32,631	36,879
10.00% 2/1/25	14,660	15,462
Freddie Mac S.F. 30 yr
4.50% 4/1/39	9,661	10,486

4     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
5.50% 3/1/34	4,104	$4,616
5.50% 12/1/34	3,760	4,230
5.50% 11/1/36	4,983	5,539
5.50% 9/1/37	4,971	5,514
5.50% 8/1/40	43,387	48,128
5.50% 1/1/41	14,189	15,750
5.50% 6/1/41	56,779	63,689
6.00% 2/1/36	8,147	9,259
6.00% 9/1/37	12,577	14,250
6.00% 1/1/38	4,748	5,380
6.00% 6/1/38	12,852	14,567
6.00% 8/1/38	79,645	91,121
6.00% 5/1/40	31,404	35,636
6.00% 7/1/40	67,968	77,120
GNMA I S.F. 30 yr
5.50% 2/15/41	35,746	39,954
GNMA II S.F. 30 yr
5.50% 5/20/37	29,307	32,599
5.50% 4/20/40	25,562	27,935
6.00% 2/20/39	34,968	39,681
6.00% 10/20/39	63,766	71,291
6.00% 2/20/40	126,094	144,245
6.00% 4/20/46	38,188	42,812
6.50% 10/20/39	47,275	53,535
Total Agency Mortgage-Backed Securities (cost $2,091,165)		2,095,350

Collateralized Debt Obligations – 2.80%
Anchorage Capital CLO 6
Series 2015-6A A1 144A 2.698% 4/15/27 #●	250,000	250,140
Avery Point III CLO
Series 2013-3A A 144A 2.558% 1/18/25 #●	250,000	250,000
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 2.646% 1/20/29 #●	500,000	501,366
BlueMountain CLO
Series 2015-2A A1 144A 2.588% 7/18/27 #●	250,000	250,627
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.352% 10/20/28 #●	250,000	250,495
Magnetite IX
Series 2014-9A A1 144A 2.576% 7/25/26 #●	495,000	495,457
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.578% 7/15/27 #●	250,000	250,088
Shackleton CLO
Series 2014-5A A 144A 2.534% 5/7/26 #●	250,000	250,000

NQ-023 [4/17] 6/17 (170304)     5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Venture CDO
Series 2016-25A A1 144A 2.487% 4/20/29 #●	100,000	$100,313
Venture XXIV CLO
Series 2016-24A A1D 144A 2.576% 10/20/28 #●	195,000	195,243
Total Collateralized Debt Obligations (cost $2,787,220)		2,793,729

Convertible Bond – 0.02%
General Cable 4.50% exercise price $31.33, maturity date
11/15/29 ϕ	28,000	22,033
Total Convertible Bond (cost $32,847)		22,033

Corporate Bonds – 61.44%
Banking – 14.19%
Akbank 144A 7.20% 3/16/27 #●	200,000	211,783
Ally Financial 5.75% 11/20/25	285,000	292,837
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	200,000	207,144
Banco Santander 4.25% 4/11/27	200,000	202,701
Bank of America
3.705% 4/24/28 ●	55,000	55,188
4.183% 11/25/27	155,000	156,409
4.443% 1/20/48 ●	40,000	40,521
Bank of New York Mellon 4.625% 12/29/49 ●	770,000	760,375
Barclays
4.337% 1/10/28	200,000	204,896
8.25% 12/29/49 ●	525,000	559,842
BBVA Bancomer 144A 6.50% 3/10/21 #	150,000	164,625
Compass Bank 3.875% 4/10/25	250,000	246,493
Cooperatieve Rabobank 3.75% 7/21/26	250,000	248,536
Credit Suisse Group 144A 6.25% 12/29/49 #●	700,000	731,472
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	315,000	331,168
Fifth Third Bank 3.85% 3/15/26	200,000	203,348
Goldman Sachs Group
3.85% 1/26/27	210,000	213,787
5.15% 5/22/45	250,000	265,071
6.00% 6/15/20	525,000	582,278
ING Groep 3.95% 3/29/27	200,000	204,846
JPMorgan Chase & Co.
3.54% 5/1/28 ●	100,000	99,749
4.25% 10/1/27	140,000	145,123
4.26% 2/22/48 ●	285,000	289,145
6.75% 8/29/49 ●	640,000	722,720
KeyBank 3.40% 5/20/26	545,000	538,377
KeyCorp 5.00% 12/29/49 ●	420,000	421,050

6     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	38,000	$28,644
Lloyds Banking Group 7.50% 4/30/49 ●		670,000	723,600
Morgan Stanley
3.95% 4/23/27		90,000	90,561
4.375% 1/22/47		290,000	292,920
Nationwide Building Society 144A 4.00% 9/14/26 #		250,000	247,807
PNC Financial Services Group 5.00% 12/29/49 ●		315,000	318,915
Popular 7.00% 7/1/19		295,000	308,275
Royal Bank of Scotland Group
3.875% 9/12/23		200,000	200,638
8.625% 12/29/49 ●		600,000	649,200
Santander UK 144A 5.00% 11/7/23 #		200,000	210,791
Santander UK Group Holdings 3.571% 1/10/23		200,000	202,280
SunTrust Banks 5.05% 6/15/22 ●		200,000	201,203
Toronto-Dominion Bank 3.625% 9/15/31 ●		155,000	153,886
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #		200,000	212,970
UBS Group 6.875% 12/29/49 ●		1,060,000	1,120,240
USB Capital IX 3.50% 10/29/49 ●		705,000	608,063
Wells Fargo Capital X 5.95% 12/15/36		50,000	54,250
Westpac Banking 4.322% 11/23/31 ●		125,000	128,502
Woori Bank 144A 4.75% 4/30/24 #		200,000	207,087
Zions Bancorporation 4.50% 6/13/23		105,000	110,701
			14,170,017
Basic Industry – 5.57%
Barrick North America Finance 5.75% 5/1/43		85,000	99,791
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●		600,000	653,400
CK Hutchison International 144A 3.50% 4/5/27 #		200,000	200,894
Cliffs Natural Resources 144A 5.75% 3/1/25 #		175,000	170,187
Dow Chemical 8.55% 5/15/19		659,000	744,648
Equate Petrochemical 144A 3.00% 3/3/22 #		200,000	199,280
Evraz Group 144A 5.375% 3/20/23 #		200,000	201,490
Freeport-McMoRan 4.55% 11/14/24		325,000	306,963
Georgia-Pacific 8.00% 1/15/24		195,000	251,181
Hudbay Minerals 144A 7.625% 1/15/25 #		235,000	252,919
Koppers 144A 6.00% 2/15/25 #		250,000	262,500
LYB International Finance II 3.50% 3/2/27		205,000	203,061
NOVA Chemicals 144A 5.00% 5/1/25 #		60,000	61,575
OCP 144A 4.50% 10/22/25 #		200,000	199,448
Phosagro OAO via Phosagro Bond Funding 144A
3.95% 11/3/21 #		200,000	200,352
Steel Dynamics 5.50% 10/1/24		360,000	381,150
Suzano Austria 144A 5.75% 7/14/26 #		300,000	308,850

NQ-023 [4/17] 6/17 (170304)     7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Vale Overseas
5.875% 6/10/21	40,000	$43,300
6.25% 8/10/26	100,000	109,530
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	203,200
VM Holding 144A 5.375% 5/4/27 #	200,000	198,096
Westlake Chemical 5.00% 8/15/46	230,000	237,334
WR Grace & Co.-Conn 144A 5.625% 10/1/24 #	68,000	74,035
		5,563,184
Brokerage – 0.76%
Affiliated Managers Group 3.50% 8/1/25	110,000	108,574
E*TRADE Financial 5.875% 12/29/49 ●	160,000	166,800
Jefferies Group
6.45% 6/8/27	60,000	68,769
6.50% 1/20/43	265,000	292,220
Lazard Group 3.75% 2/13/25	125,000	125,382
		761,745
Capital Goods – 3.66%
Advanced Disposal Services 144A 5.625% 11/15/24 #	275,000	283,594
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	295,000	305,694
BMC East 144A 5.50% 10/1/24 #	150,000	156,563
Boise Cascade 144A 5.625% 9/1/24 #	350,000	361,375
Builders FirstSource 144A 5.625% 9/1/24 #	175,000	182,219
Cemex 144A 7.75% 4/16/26 #	400,000	457,000
Flex Acquisition 144A 6.875% 1/15/25 #	140,000	144,463
Herc Rentals 144A 7.75% 6/1/24 #	228,000	249,945
LafargeHolcim Finance US 144A 3.50% 9/22/26 #	400,000	393,626
Rockwell Collins 3.20% 3/15/24	115,000	116,470
St. Marys Cement Canada 144A 5.75% 1/28/27 #	200,000	200,750
Standard Industries 144A 5.00% 2/15/27 #	350,000	354,375
United Rentals North America 5.875% 9/15/26	340,000	359,975
Zekelman Industries 144A 9.875% 6/15/23 #	75,000	84,938
		3,650,987
Communications – 8.38%
Altice Luxembourg 144A 7.75% 5/15/22 #	275,000	292,875
American Tower
4.00% 6/1/25	150,000	154,405
4.40% 2/15/26	75,000	78,909
American Tower Trust #1 144A 3.07% 3/15/23 #	210,000	211,115
AT&T 5.25% 3/1/37	485,000	498,870
Cablevision 144A 6.50% 6/15/21 #	150,000	160,125
CC Holdings GS V 3.849% 4/15/23	100,000	103,990
CenturyLink 6.75% 12/1/23	280,000	301,000

8     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	250,000	$280,000
Cincinnati Bell 144A 7.00% 7/15/24 #	140,000	148,540
Columbus Cable Barbados 144A 7.375% 3/30/21 #	200,000	216,000
Crown Castle International 5.25% 1/15/23	150,000	166,214
CSC Holdings
144A 5.50% 4/15/27 #	200,000	207,250
144A 10.875% 10/15/25 #	200,000	240,750
Deutsche Telekom International Finance 144A
3.60% 1/19/27 #	215,000	217,179
Digicel 144A 6.00% 4/15/21 #	200,000	191,000
DISH DBS 7.75% 7/1/26	255,000	299,306
Gray Television 144A 5.875% 7/15/26 #	300,000	311,250
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	99,168
Midcontinent Communications 144A 6.875% 8/15/23 #	150,000	161,625
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	211,266
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	212,450
Nexstar Broadcasting 144A 5.625% 8/1/24 #	100,000	102,750
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	295,000	296,106
Sirius XM Radio 144A 5.375% 4/15/25 #	290,000	298,337
Sprint 7.875% 9/15/23	370,000	416,250
Telecom Italia 144A 5.303% 5/30/24 #	200,000	207,750
Telefonica Emisiones 5.213% 3/8/47	450,000	467,187
Time Warner Cable 7.30% 7/1/38	370,000	463,951
Time Warner Entertainment 8.375% 3/15/23	80,000	100,690
Unitymedia 144A 6.125% 1/15/25 #	200,000	214,522
Verizon Communications 5.25% 3/16/37	95,000	98,803
Virgin Media Secured Finance 144A 5.50% 8/15/26 #	200,000	204,750
VTR Finance 144A 6.875% 1/15/24 #	200,000	213,000
Wind Acquisition Finance 144A 7.375% 4/23/21 #	200,000	208,500
Zayo Group 144A 5.75% 1/15/27 #	295,000	313,806
		8,369,689
Consumer Cyclical – 3.80%
AMC Entertainment Holdings 144A 6.125% 5/15/27 #	265,000	271,294
Boyd Gaming 6.375% 4/1/26	275,000	297,000
Cencosud 144A 5.15% 2/12/25 #	200,000	211,567
Dollar General 3.875% 4/15/27	205,000	207,894
Ford Motor Credit 3.096% 5/4/23	200,000	197,092
General Motors 6.75% 4/1/46	65,000	76,371
General Motors Financial 5.25% 3/1/26	120,000	129,608
GEO Group 6.00% 4/15/26	225,000	232,313
GLP Capital 5.375% 4/15/26	240,000	253,800
JD.com 3.125% 4/29/21	200,000	199,576

NQ-023 [4/17] 6/17 (170304)     9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Levi Strauss & Co. 5.00% 5/1/25	190,000	$196,887
MGM Growth Properties Operating Partnership
4.50% 9/1/26	220,000	220,275
Murphy Oil USA
5.625% 5/1/27	105,000	107,887
6.00% 8/15/23	170,000	179,350
Penske Automotive Group 5.50% 5/15/26	290,000	289,275
Scientific Games International
144A 7.00% 1/1/22 #	140,000	150,237
10.00% 12/1/22	460,000	500,020
Wyndham Worldwide 4.15% 4/1/24	70,000	71,484
		3,791,930
Consumer Non-Cyclical – 3.95%
ACCO Brands 144A 5.25% 12/15/24 #	440,000	454,300
Albertsons 144A 5.75% 3/15/25 #	230,000	224,250
Aramark Services 4.75% 6/1/26	170,000	173,825
Becle 144A 3.75% 5/13/25 #	150,000	149,239
Change Healthcare Holdings 144A 5.75% 3/1/25 #	230,000	236,900
DaVita 5.00% 5/1/25	300,000	303,000
Dean Foods 144A 6.50% 3/15/23 #	225,000	237,937
ESAL 144A 6.25% 2/5/23 #	200,000	203,750
HCA
5.375% 2/1/25	285,000	297,469
5.875% 2/15/26	105,000	111,825
Heineken 144A 3.50% 1/29/28 #	50,000	50,651
Hill-Rom Holdings 144A 5.00% 2/15/25 #	250,000	253,750
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	212,300
Mylan 3.95% 6/15/26	250,000	247,737
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	124,248
Revlon Consumer Products 6.25% 8/1/24	140,000	136,500
Scotts Miracle-Gro 144A 5.25% 12/15/26 #	190,000	196,650
Tempur Sealy International 5.50% 6/15/26	330,000	329,175
		3,943,506
Electric – 5.22%
AES 5.50% 4/15/25	135,000	139,050
AES Gener 144A 8.375% 12/18/73 #●	200,000	215,500
Ameren Illinois 9.75% 11/15/18	389,000	435,229
American Transmission Systems 144A 5.25% 1/15/22 #	100,000	110,751
Calpine
144A 5.25% 6/1/26 #	125,000	126,406
5.50% 2/1/24	65,000	62,969
5.75% 1/15/25	160,000	155,600

10      NQ-023 [4/17] 6/17 (170304)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Cleveland Electric Illuminating 5.50% 8/15/24	115,000	$132,164
CMS Energy 6.25% 2/1/20	190,000	209,991
ComEd Financing III 6.35% 3/15/33	190,000	199,198
DTE Energy
2.85% 10/1/26	180,000	170,450
3.80% 3/15/27	130,000	133,097
Dynegy
7.625% 11/1/24	170,000	156,400
144A 8.00% 1/15/25 #	125,000	115,000
Emera 6.75% 6/15/76 ●	205,000	226,781
Emera US Finance 3.55% 6/15/26	175,000	173,984
Enel 144A 8.75% 9/24/73 #●	200,000	234,500
Enel Americas 4.00% 10/25/26	30,000	29,850
Enel Finance International 144A 6.00% 10/7/39 #	100,000	115,593
Entergy Louisiana 4.95% 1/15/45	55,000	56,859
Exelon
3.497% 6/1/22	100,000	102,190
3.95% 6/15/25	90,000	93,625
Fortis 144A 3.055% 10/4/26 #	280,000	265,620
Great Plains Energy 3.90% 4/1/27	50,000	50,685
Kansas City Power & Light 3.65% 8/15/25	240,000	243,529
Metropolitan Edison 144A 4.00% 4/15/25 #	50,000	50,982
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●	140,000	143,317
5.25% 4/20/46 ●	110,000	114,798
NextEra Energy Capital Holdings 3.55% 5/1/27	230,000	231,211
NV Energy 6.25% 11/15/20	100,000	112,408
Pampa Energia 144A 7.50% 1/24/27 #	150,000	160,125
Pennsylvania Electric 5.20% 4/1/20	175,000	186,335
SCANA 4.125% 2/1/22	85,000	85,948
Southern 3.25% 7/1/26	170,000	165,784
		5,205,929
Energy – 9.45%
AmeriGas Partners 5.50% 5/20/25	315,000	319,725
Anadarko Petroleum
5.55% 3/15/26	15,000	16,818
6.60% 3/15/46	230,000	283,832
Antero Resources 144A 5.00% 3/1/25 #	290,000	287,100
BP Capital Markets
3.216% 11/28/23	235,000	238,566
3.224% 4/14/24	115,000	116,237
Cheniere Corpus Christi Holdings 144A 5.875% 3/31/25 #	155,000	165,656

NQ-023 [4/17] 6/17 (170304)      11

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	$199,801
Diamondback Energy 144A 4.75% 11/1/24 #	275,000	277,063
Ecopetrol 7.375% 9/18/43	150,000	163,125
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	170,000	179,831
Enbridge 4.25% 12/1/26	170,000	177,610
Energy Transfer
6.125% 12/15/45	410,000	446,955
9.70% 3/15/19	127,000	144,111
Enterprise Products Operating 7.034% 1/15/68 ●	30,000	31,125
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	201,774
Genesis Energy 5.625% 6/15/24	285,000	281,437
Gulfport Energy 144A 6.00% 10/15/24 #	285,000	282,150
Hilcorp Energy I 144A 5.75% 10/1/25 #	285,000	277,875
Holly Energy Partners 144A 6.00% 8/1/24 #	150,000	159,375
KazMunayGas National 144A 4.75% 4/19/27 #	200,000	199,036
Kinder Morgan Energy Partners
3.95% 9/1/22	120,000	123,946
9.00% 2/1/19	400,000	446,033
MPLX
4.875% 12/1/24	210,000	224,895
4.875% 6/1/25	70,000	74,573
Murphy Oil 6.875% 8/15/24	430,000	459,025
Nabors Industries 144A 5.50% 1/15/23 #	276,000	280,830
NuStar Logistics 5.625% 4/28/27	250,000	258,213
Pertamina Persero 144A 4.875% 5/3/22 #	200,000	211,508
Petrobras Global Finance
5.375% 1/27/21	25,000	25,746
6.75% 1/27/41	230,000	217,925
7.375% 1/17/27	75,000	80,663
Petroleos Mexicanos 6.75% 9/21/47	35,000	35,784
Plains All American Pipeline 8.75% 5/1/19	195,000	218,839
Raizen Fuels Finance 144A 5.30% 1/20/27 #	200,000	207,302
Sabine Pass Liquefaction 5.625% 4/15/23	575,000	634,906
Southern Gas Corridor 144A 6.875% 3/24/26 #	200,000	221,215
Southwestern Energy 6.70% 1/23/25	245,000	245,000
Tengizchevroil Finance International 144A 4.00% 8/15/26 #	200,000	193,830
Transcanada Trust
5.30% 3/15/77 ●	165,000	166,341
5.875% 8/15/76 ●	75,000	80,813
Transocean Proteus 144A 6.25% 12/1/24 #	250,000	256,250
Woodside Finance
144A 3.65% 3/5/25 #	70,000	69,390

12      NQ-023 [4/17] 6/17 (170304)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Woodside Finance
144A 8.75% 3/1/19 #	125,000	$139,350
YPF 144A 23.083% 7/7/20 #●	105,000	115,106
		9,436,685
Finance Companies – 2.30%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	600,000	633,000
AerCap Ireland Capital 3.95% 2/1/22	150,000	155,504
Air Lease
3.00% 9/15/23	140,000	137,843
3.625% 4/1/27	80,000	79,555
International Lease Finance 8.625% 1/15/22	600,000	737,674
Park Aerospace Holdings 144A 5.50% 2/15/24 #	239,000	253,340
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	100,000	101,573
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	200,000	196,319
		2,294,808
Insurance – 0.78%
Manulife Financial 4.061% 2/24/32 ●	140,000	142,290
MetLife 5.25% 12/29/49 ●	145,000	150,945
Progressive 4.125% 4/15/47	125,000	127,814
Prudential Financial 5.375% 5/15/45 ●	95,000	100,463
XLIT
3.616% 12/29/49 ●	65,000	55,413
4.45% 3/31/25	85,000	87,463
5.50% 3/31/45	115,000	117,015
		781,403
Natural Gas – 0.30%
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #	200,000	213,515
Southern Co. Gas Capital 3.25% 6/15/26	90,000	87,713
		301,228
REITs – 1.43%
Corporate Office Properties
3.60% 5/15/23	150,000	148,200
5.25% 2/15/24	85,000	90,318
DDR 7.875% 9/1/20	90,000	103,989
Education Realty Operating Partnership 4.60% 12/1/24	115,000	117,195
ESH Hospitality 144A 5.25% 5/1/25 #	160,000	162,400
Hospitality Properties Trust 4.50% 3/15/25	100,000	101,254
Host Hotels & Resorts
3.75% 10/15/23	135,000	137,286
3.875% 4/1/24	15,000	15,288
4.50% 2/1/26	5,000	5,230
Kite Realty Group 4.00% 10/1/26	45,000	43,588

NQ-023 [4/17] 6/17 (170304)      13

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
REITs (continued)
LifeStorage 3.50% 7/1/26	95,000	$91,559
Physicians Realty 4.30% 3/15/27	50,000	50,125
Regency Centers 3.60% 2/1/27	60,000	60,197
Trust F/1401 144A 5.25% 1/30/26 #	200,000	203,500
WP Carey 4.60% 4/1/24	90,000	93,997
		1,424,126
Technology – 0.82%
CDK Global 5.00% 10/15/24	110,000	112,750
CDW 5.00% 9/1/25	85,000	87,550
Dell International
144A 6.02% 6/15/26 #	75,000	82,756
144A 8.10% 7/15/36 #	5,000	6,291
NXP 144A 4.625% 6/1/23 #	330,000	355,987
Symantec 144A 5.00% 4/15/25 #	170,000	176,163
		821,497
Transportation – 0.83%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	65,528	65,938
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	47,181	47,986
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	83,630	82,646
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	23,817	24,144
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	58,483	59,506
Avis Budget Car Rental 144A 6.375% 4/1/24 #	145,000	145,544
CSX 3.25% 6/1/27	75,000	75,069
Transnet SOC 144A 4.00% 7/26/22 #	200,000	195,183
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	39,948	41,296
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	91,379	93,663
		830,975

Total Corporate Bonds (cost $60,673,602)		61,347,709

Municipal Bonds – 0.89%
Bay Area, California Toll Authority
(Build America Bond) Series S-3 6.907% 10/1/50	170,000	246,551

14      NQ-023 [4/17] 6/17 (170304)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	90,000	$126,660
Series F 7.414% 1/1/40	45,000	65,279
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	52,710
State of California Various Purposes
(Build America Bond) 7.55% 4/1/39	135,000	199,892
Texas Water Development Board
(Master Trust)
Series 2016 5.00% 10/15/46	130,000	149,663
Series A 5.00% 10/15/45	45,000	51,214
Total Municipal Bonds (cost $945,711)		891,969

Non-Agency Asset-Backed Securities – 0.51%
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 1.642% 4/22/26 ●	160,000	160,000
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.656% 11/25/36 ϕ	300,000	303,784
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	47,500	43,746
Total Non-Agency Asset-Backed Securities
(cost $468,552)		507,530

Non-Agency Collateralized Mortgage Obligations – 2.13%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	3,068	3,021
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	65,880	65,572
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	32,378	33,226
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	48,509	49,601
Series 2007-A1 7A4 3.31% 7/25/35 ●	92,989	82,507
Series 2014-2 B1 144A 3.425% 6/25/29 #●	78,611	78,220
Series 2014-2 B2 144A 3.425% 6/25/29 #●	78,611	77,399
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	98,865
Series 2015-1 B1 144A 2.616% 12/25/44 #●	196,497	194,807
Series 2015-4 B1 144A 3.627% 6/25/45 #●	96,099	94,431
Series 2015-4 B2 144A 3.627% 6/25/45 #●	96,099	92,830
Series 2015-5 B2 144A 2.868% 5/25/45 #●	97,635	92,336
Series 2015-6 B1 144A 3.622% 10/25/45 #●	96,048	95,019
Series 2015-6 B2 144A 3.622% 10/25/45 #●	96,048	93,659

NQ-023 [4/17] 6/17 (170304)      15

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2016-4 B1 144A 3.909% 10/25/46 #●	98,958	$99,771
Series 2016-4 B2 144A 3.909% 10/25/46 #●	98,958	98,355
Series 2017-1 B2 144A 3.576% 1/25/47 #●	84,706	81,810
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A 3.75% 11/25/56 #●	90,754	93,171
Series 2017-1A A1 144A 4.00% 2/25/57 #●	95,868	99,266
Series 2017-2A A3 144A 4.00% 3/25/57 #●	100,000	103,991
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	49,142	49,203
Series 2015-1 B2 144A 3.877% 1/25/45 #●	47,414	47,043
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	23,508	24,019
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	74,800	75,109
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	78,002	78,274
Series 2017-1 A1 144A 2.75% 10/25/56 #●	96,187	96,532
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	59,499	19,948
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.326% 4/25/36 ●	12,964	12,150
Total Non-Agency Collateralized Mortgage Obligations (cost $2,172,774)		2,130,135

Non-Agency Commercial Mortgage-Backed Securities – 6.66%
Banc of America Commercial Mortgage Trust
Series 2007-4 AM 6.103% 2/10/51 ●	80,000	80,554
BANK
Series 2017-BNK4 XA 1.463% 5/15/50 ●	455,000	47,546
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	53,649	54,162
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	86,261
Series 2016-CD2 A4 3.526% 11/10/49 ●	80,000	82,704
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	65,000	67,888
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.922% 12/10/49 ●	65,000	65,774
Series 2014-GC25 A4 3.635% 10/10/47	120,000	124,940
Series 2015-GC27 A5 3.137% 2/10/48	150,000	150,653
Series 2016-P3 A4 3.329% 4/15/49	110,000	111,902
Series 2016-P5 A4 2.941% 10/10/49	95,000	93,461

16      NQ-023 [4/17] 6/17 (170304)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	$111,102
Series 2013-WWP A2 144A 3.424% 3/10/31 #	100,000	103,712
Series 2014-CR19 A5 3.796% 8/10/47	80,000	84,118
Series 2014-CR20 AM 3.938% 11/10/47	410,000	429,622
Series 2015-3BP A 144A 3.178% 2/10/35 #	190,000	192,019
Series 2015-CR23 A4 3.497% 5/10/48	85,000	87,350
DB-JPM
Series 2016-C1 A4 3.276% 5/10/49	190,000	192,603
Series 2016-C3 A5 2.89% 9/10/49	105,000	103,002
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.871% 11/10/46 #●	245,000	269,760
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	300,000	311,861
Series 2014-GRCE B 144A 3.52% 6/10/28 #	200,000	206,559
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	159,461
Series 2014-GC24 A5 3.931% 9/10/47	245,000	259,787
Series 2015-GC32 A4 3.764% 7/10/48	75,000	78,713
Series 2017-GS5 A4 3.674% 3/10/50	135,000	141,200
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C33 A4 3.77% 12/15/48	255,000	266,942
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	200,000	200,567
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.524% 8/12/37 ●	35,000	36,423
Series 2013-LC11 B 3.499% 4/15/46	95,000	94,908
Series 2015-JP1 A5 3.914% 1/15/49	165,000	175,016
Series 2016-JP2 A4 2.822% 8/15/49	220,000	214,769
Series 2016-JP2 AS 3.056% 8/15/49	150,000	146,942
Series 2016-WIKI A 144A 2.798% 10/5/31 #	55,000	55,697
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	86,444
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	88,656	76,244
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	100,000	104,838
Series 2015-C23 A4 3.719% 7/15/50	295,000	307,823
Series 2015-C26 A5 3.531% 10/15/48	100,000	103,219
Series 2016-C29 A4 3.325% 5/15/49	95,000	96,318
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	93,187
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	211,020	219,906

NQ-023 [4/17] 6/17 (170304)      17

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	135,000	$138,049
Series 2015-C30 XA 1.156% 9/15/58 ●	983,890	61,323
Series 2015-NXS3 A4 3.617% 9/15/57	90,000	93,463
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	149,539
Series 2017-RB1 XA 1.446% 3/15/50 ●	999,742	99,837
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	135,000	136,374
Total Non-Agency Commercial Mortgage-Backed Securities (cost $6,768,486)		6,654,542

Regional Bonds – 0.24%Δ
Argentina – 0.24%
Provincia de Cordoba 144A 7.45% 9/1/24 #	150,000	156,415
Provincia de Neuquen Argentina 144A 7.50% 4/27/25 #	80,000	81,176
Total Regional Bonds (cost $230,000)		237,591

Loan Agreements – 8.81%«
Accudyne Industries Borrower 1st Lien 4.147% 12/13/19	92,000	91,732
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	143,841	143,571
Albertsons Tranche B 1st Lien 3.993% 8/25/21	229,425	230,465
Amaya Holdings Tranche B 1st Lien 4.647% 8/1/21	124,367	124,697
American Airlines Tranche B 1st Lien 3.494% 12/14/23	230,000	230,783
Applied Systems 2nd Lien 7.647% 1/23/22	125,000	126,198
BJ’s Wholesale Club 2nd Lien 8.50% 1/27/25	83,000	83,311
Blue Ribbon 1st Lien 5.00% 11/13/21	129,673	121,407
Builders FirstSource 1st Lien 4.069% 2/29/24	372,192	371,634
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21	124,361	125,216
Calpine Construction Finance 1st Lien 3.24% 5/3/20	313,372	314,547
Charter Communications Operating Tranche F 1st Lien
3.00% 1/3/21	189,508	190,500
Community Health Systems Tranche H 1st Lien
4.054% 1/27/21	165,022	164,163
DaVita Tranche B 1st Lien 3.743% 6/24/21	554,325	561,302
First Data 1st Lien 3.672% 4/26/24	315,588	316,405
First Eagle Holdings Tranche B 1st Lien 4.75% 12/1/22	174,558	176,031
Flying Fortress Holdings Tranche B 1st Lien
3.397% 10/30/22	230,000	232,156
FMG Resources August 2006 1st Lien 3.75% 6/30/19	103,324	104,087
Gates Global 1st Lien 4.25% 7/6/21	90,568	91,155
Hilton Worldwide Finance Tranche B2 1st Lien
2.991% 10/25/23	300,000	302,813

18      NQ-023 [4/17] 6/17 (170304)

(Unaudited)

		Principal amount°	Value (US $)
Loan Agreements« (continued)
inVentiv Group Holdings Tranche B 1st Lien
4.804% 11/9/23		229,425	$231,092
JC Penney Tranche B 1st Lien 5.304% 6/23/23		306,101	305,812
KIK Custom Products 1st Lien 5.653% 8/26/22		226,237	229,029
Landry’s 3.733% 10/4/23		113,585	113,929
Level 3 Financing Tranche B 1st Lien 3.241% 2/22/24		290,000	291,305
MGM Growth Properties Operating Partnership Tranche B
1st Lien 3.493% 4/25/23		346,500	348,016
Nature’s Bounty Tranche B 1st Lien 4.647% 5/5/23		191,520	192,597
On Semiconductor Tranche B 1st Lien 3.232% 3/31/23		231,788	233,317
Penn National Gaming Tranche B 1st Lien
3.524% 1/19/24		235,000	236,591
PQ 1st Lien 5.25% 11/4/22		243,775	246,737
Radiate Holdco 1st Lien 3.993% 2/1/23		115,000	115,596
Russell Investments US Institutional Holdco Tranche B 1st
Lien 6.75% 6/1/23		275,000	277,750
Scientific Games International Tranche B3 1st Lien
4.994% 10/1/21		97,904	99,434
SFR Group Tranche B 1st Lien 3.944% 6/22/25		350,000	349,161
Sinclair Television Group Tranche B2 1st Lien
3.25% 1/3/24		288,884	289,936
Sprint Communications Tranche B 1st Lien 3.50% 2/2/24		290,000	290,574
Team Health Holdings Tranche B 1st Lien 3.75% 2/6/24		175,000	174,278
Uniti Group 1st Lien 4.00% 10/24/22		229,425	229,911
Univision Communications Tranche C 1st Lien
3.75% 3/15/24		327,363	325,476
USI Tranche B 1st Lien 4.25% 12/27/19		114,691	114,942
Total Loan Agreements (cost $8,788,408)			8,797,656

Sovereign Bonds – 5.28%Δ
Argentina – 0.69%
Argentine Bonos del Tesoro
15.50% 10/17/26	ARS	3,093,000	224,014
22.75% 3/5/18	ARS	1,100,000	75,739
Argentine Republic Government International Bond
5.625% 1/26/22		175,000	182,700
7.125% 7/6/36		200,000	202,900
			685,353
Bahrain – 0.21%
Bahrain Government International Bond 144A
7.00% 10/12/28 #		200,000	208,243
			208,243

NQ-023 [4/17] 6/17 (170304)      19

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Bermuda – 0.20%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	$195,754
			195,754
Brazil – 0.22%
Brazilian Government International Bond 6.00% 4/7/26		200,000	220,000
			220,000
Cayman Islands – 0.20%
KSA Sukuk 144A 2.894% 4/20/22 #		200,000	200,053
			200,053
Colombia – 0.20%
Colombia Government International Bond 5.00% 6/15/45		200,000	203,000
			203,000
Croatia – 0.22%
Croatia Government International Bond 144A
5.50% 4/4/23 #		200,000	217,446
			217,446
Egypt – 0.22%
Egypt Government International Bond 144A
8.50% 1/31/47 #		200,000	218,350
			218,350
Hungary – 0.28%
Hungary Government International Bond 5.75% 11/22/23		250,000	284,900
			284,900
Indonesia – 0.19%
Indonesia Treasury Bond 7.50% 8/15/32	IDR	2,486,000,000	187,816
			187,816
Jamaica – 0.17%
Jamaica Government International Bond 8.00% 3/15/39		150,000	175,044
			175,044
Jordan – 0.20%
Jordan Government International Bond 144A
5.75% 1/31/27 #		200,000	197,992
			197,992
Mexico – 0.26%
Mexican Bonos
5.75% 3/5/26	MXN	3,911,000	188,920
6.50% 6/9/22	MXN	1,356,000	70,300
			259,220
New Zealand – 0.08%
New Zealand Government Bond 2.75% 4/15/25	NZD	124,000	83,820
			83,820

20     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Nigeria – 0.22%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		200,000	$217,700
			217,700
Peru – 0.27%
Peruvian Government International Bond 6.95% 8/12/31	PEN	800,000	266,972
			266,972
Serbia – 0.21%
Serbia International Bond 144A 4.875% 2/25/20 #		200,000	208,803
			208,803
South Africa – 0.43%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	4,654,000	319,388
8.75% 1/31/44	ZAR	1,683,000	115,169
			434,557
Turkey – 0.81%
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #		200,000	206,136
Turkey Government Bond 8.00% 3/12/25	TRY	2,433,000	606,889
			813,025
Total Sovereign Bonds (cost $5,194,333)			5,278,048

Supranational Banks – 0.33%
International Bank for Reconstruction & Development
3.50% 1/22/21	NZD	180,000	125,714
International Finance 6.30% 11/25/24	INR	12,870,000	200,546
Total Supranational Banks (cost $328,671)			326,260

US Treasury Obligation – 0.20%
US Treasury Bond
2.875% 11/15/46		205,000	201,493
Total US Treasury Obligation (cost $200,977)			201,493

		Number of shares
Convertible Preferred Stock – 0.03%
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49		7	8,494
Wells Fargo & Co. 7.50% exercise price $156.71,
expiration date 12/31/49		14	17,780
Total Convertible Preferred Stock (cost $26,267)			26,274

NQ-023 [4/17] 6/17 (170304)     21

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Number of Shares	Value (US $)
Preferred Stock – 1.92%
Bank of America 6.50% ●	700,000	$778,750
General Electric 5.00% ●	591,000	624,096
Integrys Holdings 6.00% ●	4,400	119,955
US Bancorp 3.50% ●	350	305,200
USB Realty 2.305% #●	100,000	85,750
Total Preferred Stock (cost $1,797,020)		1,913,751

	Principal amount°
Short-Term Investments – 1.10%
Repurchase Agreements – 1.10%
Bank of America Merrill Lynch
0.72%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $271,595 (collateralized by US
government obligations 3.75% 11/15/43;
market value $277,011)	271,579	271,579
Bank of Montreal
0.68%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $452,657 (collateralized by US
government obligations 0.00%–3.75%
10/31/17–5/15/45; market value $461,684)	452,632	452,632
BNP Paribas
0.80%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $375,814 (collateralized by US
government obligations 0.00%–1.875%
8/15/17–2/15/45; market value $383,305)	375,789	375,789
Total Short-Term Investments (cost $1,100,000)		1,100,000

Total Value of Securities – 101.27%
(cost $100,668,397)		101,119,391
Liabilities Net of Receivables and Other Assets – (1.27%)		(1,268,521)
Net Assets Applicable to 11,993,915 Shares Outstanding – 100.00%		$99,850,870

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $34,335,807, which represents 34.39% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at April 30, 2017.

22     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
●	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2017.

The following foreign currency exchange contracts and swap contracts were outstanding at April 30, 2017:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	COP	302,055,568	USD	(104,048)	5/12/17	$(1,639)
BAML	NZD	121,212	USD	(83,207)	5/12/17	(12)
BNP	NOK	972,966	USD	(114,357)	5/12/17	(1,017)
CITI	TRY	(237,099)	USD	64,753	5/12/17	(1,727)
HSBC	MXN	(938,302)	USD	48,781	5/2/17	(1,025)
TD	AUD	260,075	USD	(198,285)	5/12/17	(3,590)
TD	BRL	373,712	USD	(119,332)	5/12/17	(2,038)
UBS	BRL	571,032	USD	(179,789)	5/12/17	(564)
						$(11,612)

Swap Contracts
CDS Contracts1

Counterparty	Swap Referenced Obligation	Notional Value[2]	Annual Protection Payments	Termination Date	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)[3]
	Protection Sold:
MSC	CMBX.NA.BBB-.6[4]	200,000	3.00%	5/11/63	$(23,035)	$990

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-023 [4/17] 6/17 (170304)     23

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

2Notional value shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(7,408).

4Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to D (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ARS – Argentine Peso
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
COP – Colombian Peso
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPM – JPMorgan
LB – Lehman Brothers
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Nuevo Sol
RBS – Royal Bank of Scotland
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit

24     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

Summary of abbreviations (continued):
S.F. – Single Family
TD – Toronto Dominion Bank
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – US Dollar
WF – Wells Fargo
yr – Year
ZAR – South African Rand

NQ-023 [4/17] 6/17 (170304)     25

Notes
Delaware Strategic Income Fund	April 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Government Fund (Trust) – Delaware Strategic Income Fund. This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$100,668,397
Aggregate unrealized appreciation of investments	$1,593,065
Aggregate unrealized depreciation of investments	(1,142,071)
Net unrealized appreciation of investments	$450,994

26     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-023 [4/17] 6/17 (170304)     27

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-
& Mortgage-Backed Securities[1]	$—	$20,858,096	$118,511	$20,976,607
Corporate Debt	—	61,369,742	—	61,369,742
Municipal Bonds	—	891,969	—	891,969
Foreign Bonds	—	5,841,899	—	5,841,899
Loan Agreements	—	8,797,656	—	8,797,656
US Treasury Obligation	—	201,493	—	201,493
Convertible Preferred Stock	26,274	—	—	26,274
Preferred Stock[1]	305,200	1,608,551	—	1,913,751
Short-Term Investments	—	1,100,000	—	1,100,000
Total Value of Securities	$331,474	$100,669,406	$118,511	$101,119,391
Derivatives:
Foreign Currency Exchange Contracts	$—	$(11,612)	$—	$(11,612)
Swap Contracts	—	990	—	990

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-
Backed Securities	—	99.44%	0.56%	100.00%
Preferred Stock	15.95%	84.05%	—	100.00%

During the period ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide disclosure on Level 3 inputs since Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

28     NQ-023 [4/17] 6/17 (170304)

(Unaudited)

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of Investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”

NQ-023 [4/17] 6/17 (170304)     29

Schedule of investments
Delaware Emerging Markets Debt Fund	April 30, 2017 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 67.04%
Banking – 11.28%
Akbank 144A 7.20% 3/16/27 #●	205,000	$217,078
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	235,000	243,394
BBVA Bancomer 6.50% 3/10/21	250,000	276,000
BGEO Group 144A 6.00% 7/26/23 #	200,000	202,230
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	275,000	283,437
Export-Import Bank of India 144A 3.375% 8/5/26 #	200,000	192,984
ICICI Bank 144A 4.00% 3/18/26 #	200,000	200,158
SUAM Finance 144A 4.875% 4/17/24 #	220,000	232,210
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	210,000	223,619
Woori Bank 144A 4.75% 4/30/24 #	295,000	305,453
		2,376,563
Basic Industry – 13.45%
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	254,082
Evraz Group 144A 5.375% 3/20/23 #	200,000	201,490
MMC Norilsk Nickel 144A 6.625% 10/14/22 #	200,000	225,786
OCP 144A 4.50% 10/22/25 #	500,000	498,620
Phosagro OAO via Phosagro Bond Funding 144A
3.95% 11/3/21 #	240,000	240,422
Southern Copper 5.875% 4/23/45	195,000	206,389
Suzano Austria
144A 5.75% 7/14/26 #	240,000	247,080
144A 7.00% 3/16/47 #	200,000	198,200
Vale Overseas
5.875% 6/10/21	100,000	108,250
6.25% 8/10/26	160,000	175,248
Vedanta Resources 144A 6.375% 7/30/22 #	275,000	279,400
VM Holding 144A 5.375% 5/4/27 #	200,000	198,096
		2,833,063
Capital Goods – 3.05%
Cemex 144A 7.75% 4/16/26 #	250,000	285,625
St. Marys Cement 144A 5.75% 1/28/27 #	200,000	200,750
Union Andina de Cementos 144A 5.875% 10/30/21 #	150,000	156,750
		643,125
Communications – 8.81%
Cablevision 144A 6.50% 6/15/21 #	180,000	192,150
Columbus Cable Barbados 144A 7.375% 3/30/21 #	250,000	270,000
Digicel Group 144A 7.125% 4/1/22 #	400,000	336,036
Millicom International Cellular 144A 6.00% 3/15/25 #	200,000	211,266
MTS International Funding 144A 5.00% 5/30/23 #	200,000	208,451
Myriad International Holdings 144A 5.50% 7/21/25 #	200,000	212,450
VimpelCom Holdings 144A 5.95% 2/13/23 #	200,000	213,102

NQ-227 [4/17] 6/17 (170338)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
VTR Finance 144A 6.875% 1/15/24 #	200,000	$213,000
		1,856,455
Consumer Cyclical – 4.64%
Alibaba Group Holding 3.125% 11/28/21	200,000	203,513
Cencosud 144A 6.625% 2/12/45 #	355,000	373,758
JD.com 3.125% 4/29/21	400,000	399,152
		976,423
Consumer Non-Cyclical – 5.00%
Becle 144A 3.75% 5/13/25 #	200,000	198,986
ESAL 144A 6.25% 2/5/23 #	200,000	203,750
Kernel Holding 144A 8.75% 1/31/22 #	220,000	234,025
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	212,300
MHP 144A 7.75% 5/10/24 #	200,000	202,953
		1,052,014
Electric – 4.58%
AES Andres 144A 7.95% 5/11/26 #	200,000	216,086
AES Gener 144A 8.375% 12/18/73 #●	200,000	215,500
Pampa Energia 144A 7.50% 1/24/27 #	295,000	314,913
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	200,000	218,760
		965,259
Energy – 14.33%
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	199,801
Ecopetrol
5.875% 9/18/23	50,000	54,235
7.375% 9/18/43	110,000	119,625
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	150,000	158,675
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	260,000	262,307
KazMunayGas National
144A 3.875% 4/19/22 #	200,000	200,586
144A 4.75% 4/19/27 #	200,000	199,036
Pertamina Persero 144A 5.25% 5/23/21 #	200,000	214,268
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #	200,000	213,515
Petrobras Global Finance
5.375% 1/27/21	165,000	169,925
6.75% 1/27/41	80,000	75,800
7.375% 1/17/27	160,000	172,080
Petroleos Mexicanos 6.75% 9/21/47	140,000	143,136
Raizen Fuels Finance 144A 5.30% 1/20/27 #	225,000	233,215
Southern Gas Corridor 144A 6.875% 3/24/26 #	200,000	221,215
Tengizchevroil Finance Co. International 144A
4.00% 8/15/26 #	200,000	193,830

2     NQ-227 [4/17] 6/17 (170338)

(Unaudited)

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Energy (continued)
YPF 144A 23.083% 7/7/20 #●		170,000	$186,363
			3,017,612
Real Estate – 0.97%
Trust F/1401 144A 5.25% 1/30/26 #		200,000	203,500
			203,500
Transportation – 0.93%
Transnet SOC 144A 4.00% 7/26/22 #		200,000	195,183
			195,183
Total Corporate Bonds (cost $13,624,856)			14,119,197

Loan Agreement – 1.87%«
Republic of Angola (Unsecured) 7.57% 12/16/23		446,250	394,931
Total Loan Agreement (cost $446,250)			394,931

Regional Bonds – 3.55%Δ
Argentina – 3.55%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		255,000	266,840
Provincia de Cordoba 144A 7.45% 9/1/24 #		160,000	166,843
Provincia de Neuquen Argentina 144A 7.50% 4/27/25 #		310,000	314,557
			748,240
Total Regional Bonds (cost $721,257)			748,240

Sovereign Bonds – 23.38%Δ
Argentina – 2.18%
Argentine Bonos del Tesoro 22.75% 3/5/18	ARS	800,000	55,083
Argentine Republic Government International Bond
5.625% 1/26/22		125,000	130,500
7.125% 7/6/36		270,000	273,915
			459,498
Bahrain – 0.99%
Bahrain Government International Bond 144A
7.00% 10/12/28 #		200,000	208,243
			208,243
Bermuda – 0.93%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	195,754
			195,754
Bolivia – 0.93%
Bolivian Government International Bond 144A
4.50% 3/20/28 #		200,000	195,250
			195,250

NQ-227 [4/17] 6/17 (170338)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Brazil – 1.46%
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/25	BRL	282,000	$88,010
Brazilian Government International Bond 6.00% 4/7/26		200,000	220,000
			308,010
Colombia – 1.20%
Colombia Government International Bond 5.00% 6/15/45		250,000	253,750
			253,750
Croatia – 1.11%
Croatia Government International Bond 144A
5.50% 4/4/23 #		215,000	233,754
			233,754
Ecuador – 0.97%
Ecuador Government International Bond 144A
9.65% 12/13/26 #		200,000	204,000
			204,000
Hungary – 0.54%
Hungary Government International Bond 5.75% 11/22/23		100,000	113,960
			113,960
Indonesia – 1.50%
Indonesia Treasury Bond 9.00% 3/15/29	IDR	1,321,000,000	111,394
Perusahaan Penerbit SBSN Indonesia III 144A
4.15% 3/29/27 #		200,000	204,000
			315,394
Jamaica – 1.25%
Jamaica Government International Bond 8.00% 3/15/39		225,000	262,566
			262,566
Jordan – 1.20%
Jordan Government International Bond 144A
5.75% 1/31/27 #		255,000	252,440
			252,440
Nigeria – 1.55%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		300,000	326,550
			326,550
Portugal – 1.30%
Portugal Government International Bond 144A
5.125% 10/15/24 #		280,000	274,239
			274,239
Serbia – 0.99%
Serbia International Bond 144A 4.875% 2/25/20 #		200,000	208,803
			208,803

4     NQ-227 [4/17] 6/17 (170338)

(Unaudited)

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
South Africa – 1.00%
Republic of South Africa Government Bond
8.00% 1/31/30	ZAR	3,065,000	$210,340
			210,340
Sri Lanka – 1.96%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		200,000	207,700
144A 6.125% 6/3/25 #		200,000	204,421
			412,121
Turkey – 1.39%
Turkey Government Bond 8.00% 3/12/25	TRY	422,000	105,264
Turkey Government International Bond 3.25% 3/23/23		200,000	187,970
			293,234
Ukraine – 0.93%
Ukraine Government International Bond 144A
7.75% 9/1/22 #		200,000	195,849
			195,849
Total Sovereign Bonds (cost $4,819,439)			4,923,755

Supranational Bank – 0.36%
International Finance 6.30% 11/25/24	INR	4,910,000	76,510
Total Supranational Bank (cost $76,338)			76,510

Short-Term Investments – 4.81%
Discount Notes – 0.99%≠
Federal Home Loan Bank
0.509% 5/26/17		64,664	64,631
0.689% 5/19/17		143,240	143,187
			207,818
Repurchase Agreements – 3.82%
Bank of America Merrill Lynch
0.72%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $198,758 (collateralized by US
government obligations 3.75% 11/15/43;
market value $202,721)		198,747	198,747
Bank of Montreal
0.68%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $331,263 (collateralized by US
government obligations 0.00%–3.75%
10/31/17–5/15/45; market value $337,869)		331,244	331,244

NQ-227 [4/17] 6/17 (170338)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.80%, dated 4/28/17, to be repurchased on 5/1/17,
repurchase price $275,028 (collateralized by US
government obligations 0.00%–1.875%
8/15/17–2/15/45; market value $280,510)	275,009	$275,009
		805,000
Total Short-Term Investments (cost $1,012,824)		1,012,818

Total Value of Securities – 101.01%
(cost $20,700,964)		21,275,451

Liabilities Net of Receivables and Other Assets – (1.01%)		(213,138)
Net Assets Applicable to 2,434,806 Shares Outstanding – 100.00%		$21,062,313

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2017, the aggregate value of Rule 144A securities was $15,475,286, which represents 73.47% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
«	Loan agreements generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more US banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Loan agreements may be subject to restrictions on resale. Stated rate in effect at April 30, 2017.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
●	Variable rate security. Each rate shown is as of April 30, 2017. Interest rates reset periodically.

The following foreign currency exchange contracts and swap contract were outstanding at April 30, 2017:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	COP	241,753,248	USD	(82,566)	5/12/17	$(601)
UBS	BRL	164,920	USD	(51,813)	5/12/17	(51)
						$(652)

6     NQ-227 [4/17] 6/17 (170338)

(Unaudited)

Swap Contract

CDS Contract1

Upfront
	Swap		Annual		Payments	Unrealized
	Referenced		Protection	Termination	Paid	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	(Received)	(Depreciation)[3]
Protection
Purchased:
HSBC	CDX.EM.27[4]	570,000	1.00%	6/20/22	$31,270	$(5,675)

The use of foreign currency exchange contracts and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A Credit Default Swap (CDS) contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

2Notional value shown is stated in US dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(618).

4Markit’s Emerging markets CDX Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Columbia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey and Venezuela, which have a S&P credit quality ratings CCC and above.

Summary of abbreviations:
ARS – Argentine Peso
BAML – Bank of America Merrill Lynch
BNYM – BNY Mellon
BRL – Brazilian Real
CDX.EM – Credit Default Swap Index Emerging Markets
COP – Colombian Peso
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
S&P – Standard & Poor’s Financial Services LLC

NQ-227 [4/17] 6/17 (170338)     7

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

Summary of abbreviations (continued):
TRY – Turkish Lira
USD – US Dollar
ZAR – South African Rand

8     NQ-227 [4/17] 6/17 (170338)

Notes
Delaware Emerging Markets Debt Fund	April 30, 2017 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Government Funds – Delaware Emerging Markets Debt Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swaps (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At April 30, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2017, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$20,700,964
Aggregate unrealized appreciation of investments	$656,642
Aggregate unrealized depreciation of investments	(82,155)
Net unrealized appreciation of investments	$574,487

NQ-227 [4/17] 6/17 (170338)     9

(Unaudited)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2017:

Securities	Level 2	Level 3	Total
Assets:
Corporate Debt	$14,119,197	$—	$14,119,197
Foreign Debt	5,748,505	—	5,748,505
Loan Agreement	—	394,931	394,931
Short-Term Investments	1,012,818	—	1,012,818
Total Value of Securities	$20,880,520	$394,931	$21,275,451
Derivatives:
Foreign Currency Exchange Contracts	$(652)	$—	$(652)
Swap Contract	(5,675)	—	(5,675)

During the period ended April 30, 2017, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

10     NQ-227 [4/17] 6/17 (170338)

(Unaudited)

The Fund’s investments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 investments. The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/16	$418,359
Net change in unrealized appreciation (depreciation)	8,447
Sales	(31,875)
Balance as of 4/30/17	$394,931
Net change in unrealized appreciation (depreciation)
from investments still held at the end of the period	$8,447

3. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the “Schedule of Investments” and accompanying notes.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2017 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-227 [4/17] 6/17 (170338)     11

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: